Supplement to the
Fidelity® Investment Grade Bond ETF
December 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2026.
FIE-SUSTK-0826-102 1.9918234.102	August 28, 2026